Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits	Deposits
Time deposits in denominations of $250,000 or more totaled $1.4 billion at Dec. 31, 2022 and $549 million at Dec. 31, 2021.

At Dec. 31, 2022, the scheduled maturities of total time deposits are $1.4 billion in 2023, $143 million in 2024 and less than $1 million in 2025. No time deposits are scheduled to mature after 2025.